Short-term Borrowings and Long-term Debt (Schedule of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2014		Jan. 31, 2013
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, Start	Jan. 31, 2015
Debt Instrument, Maturity Date Range, End	Jan. 31, 2044
Long-term Debt	$ 45,874		$ 43,981
Long-term debt due within one year	(4,103)		(5,587)
Long-term Debt	41,771		38,394
Secured Long-term Debt, Noncurrent	572		627
Carrying Value Of Property Collateralizing Long Term Debt	471		599
Denominated U S Dollar Fixed - Maturity 2015-2020 [Domain]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, Start	Jan. 31, 2015
Debt Instrument, Maturity Date Range, End	Jan. 31, 2044
Denominated U.S. Dollar Fixed - Maturity 2015-2044
Debt Instrument [Line Items]
Long-term Debt	35,500		32,476
Debt Weighted Average Interest Rate Fixed	4.30%	[1]	4.60%	[1]
Denominated U.S. Dollar Variable
Debt Instrument [Line Items]
Maturity Date	Jan. 31, 2015
Long-term Debt	500		500
Debt Weighted Average Interest Rate Variable	5.40%	[1]	5.50%	[1]
Total U.S. Dollar Denominated
Debt Instrument [Line Items]
Long-term Debt	36,000		32,976
Denominated Euro Fixed
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, Start	Jan. 31, 2030
Long-term Debt	1,356		1,358
Debt Weighted Average Interest Rate Fixed	4.90%	[1]	4.90%	[1]
Denominated Euro Variable
Debt Instrument [Line Items]
Long-term Debt	0		0
Total Euro Denominated
Debt Instrument [Line Items]
Long-term Debt	1,356		1,358
Denominated Sterling Fixed
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, Start	Jan. 31, 2031
Debt Instrument, Maturity Date Range, End	Jan. 31, 2039
Long-term Debt	5,770		5,550
Debt Weighted Average Interest Rate Fixed	5.30%	[1]	5.30%	[1]
Denominated Sterling Variable
Debt Instrument [Line Items]
Long-term Debt	0		0
Total Sterling Denominated
Debt Instrument [Line Items]
Long-term Debt	5,770		5,550
Denominated Yen Fixed
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, Start	Jan. 31, 2015
Debt Instrument, Maturity Date Range, End	Jan. 31, 2021
Long-term Debt	1,490		1,942
Debt Weighted Average Interest Rate Fixed	1.30%	[1]	1.40%	[1]
Denominated Yen Variable
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, Start	Jan. 31, 2015
Debt Instrument, Maturity Date Range, End	Jan. 31, 2016
Long-term Debt	457		1,056
Debt Weighted Average Interest Rate Variable	0.70%	[1]	0.70%	[1]
Total Yen Denominated
Debt Instrument [Line Items]
Long-term Debt	1,947		2,998
Total Unsecured Debt
Debt Instrument [Line Items]
Long-term Debt	45,073		42,882
Total Other Debt
Debt Instrument [Line Items]
Long-term Debt	$ 801	[2]	$ 1,099	[2]

[1]	The average rate represents the weighted-average stated rate for each corresponding debt category, based on year-end balances and year-end interest rates. Interest costs are also impacted by certain derivative financial instruments described in Note 8.
[2]	A portion of other debt at January 31, 2014 and 2013 includes secured debt in the amount of $572 million and $627 million, respectively, which was collateralized by property that had an aggregate carrying amount of approximately $471 million and $599 million, respectively.